Changes in the right-of-use assets are as follows: (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balances at December 31, 2020	R$ 212	R$ 277
Disposals (contracts terminated)		(9)
Amortization (1)	(49)	(65)
Addition	11	6
Remeasurement (2)	57	3
Disposals (contracts terminated)	(5)
Balances at December 31, 2021	226	212
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balances at December 31, 2020	185	206
Disposals (contracts terminated)		(9)
Amortization (1)	(8)	(25)
Addition	11	6
Remeasurement (2)	9	7
Disposals (contracts terminated)	(5)
Balances at December 31, 2021	192	185
Vehicles [member]
IfrsStatementLineItems [Line Items]
Balances at December 31, 2020	27	71
Disposals (contracts terminated)
Amortization (1)	(41)	(40)
Addition
Remeasurement (2)	48	(4)
Disposals (contracts terminated)
Balances at December 31, 2021	R$ 34	R$ 27